TRADE RECEIVABLES, NET (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Trade receivables, net
Allowance for doubtful accounts	$ (120,468)	$ (97,653)
Trade receivables, net	798,102	595,746
Subscribers
Trade receivables, net
Trade receivables, gross	384,903	323,135
Interconnect
Trade receivables, net
Trade receivables, gross	120,948	108,376
Dealers
Trade receivables, net
Trade receivables, gross	108,010	61,827
Roaming
Trade receivables, net
Trade receivables, gross	224,687	159,119
Other.
Trade receivables, net
Trade receivables, gross	80,022	40,942
Allowance for doubtful accounts receivable
Change in allowance for doubtful accounts receivable
Balance, beginning of year	97,653	69,603	70,373
Provision for doubtful accounts	123,352	105,260	97,460
Deductions and other adjustments	(99,708)	(76,622)	(84,364)
Currency translation adjustment	(829)	(588)	(13,866)
Balance, end of year	$ 120,468	$ 97,653	$ 69,603